Note 10 - Intangible Assets - 10Q	9 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 10. INTANGIBLE ASSETS

The adjusted carrying basis of the Company’s intangible assets was $0 at June 30, 2013, having been fully amortized in the quarter ended June 30, 2013. Amortization of the Company’s intangible asset amounted to $155,000 and $466,000 for the three and nine month periods ended June 30, 2013 and 2012, respectively.